UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6294

        Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Select Quality Municipal Fund, Inc. (NVC) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 5.2% (3.5% of Total Investments)
$4,625	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus	6/12 at 100.00	Baa3	$4,699,463
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
1,355	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,305,028
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
9,150	California Pollution Control Financing Authority, Sewerage and Solid Waste Disposal Facilities	12/06 at 101.00	A+	9,409,769
	Revenue Bonds, Anheuser-Busch Companies Inc., Series 1996, 5.750%, 12/01/30 (Alternative Minimum
	Tax)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,380,040
	Series 2003A-1, 6.750%, 6/01/39

	Education and Civic Organizations - 3.9% (2.6% of Total Investments)
5,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2005A,	12/15 at 100.00	Aaa	5,185,300
	5.000%, 12/01/35 - AMBAC Insured
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,655,387
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,805,006
	Institute, Series 2005A, 5.000%, 7/01/24
5,125	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/22 -	9/09 at 101.00	AAA	5,365,926
	AMBAC Insured

	Energy - 2.7% (1.7% of Total Investments)
9,500	California Pollution Control Financing Authority, Exempt Facilities Revenue Bonds, Mobil Oil	12/06 at 102.00	AAA	9,859,005
	Corporation, Series 1996, 5.500%, 12/01/29 (Alternative Minimum Tax)

	Healthcare - 7.4% (4.9% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds,	4/12 at 100.00	A	1,852,848
	Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds,	1/06 at 101.00	AAA	546,308
	Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 - MBIA Insured
1,365	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,379,169
	Series 2005, 5.000%, 11/15/34
5,000	California Statewide Community Development Authority, Certificates of Participation Refunding, St.	7/07 at 102.00	AA-	5,148,100
	Joseph Health System, Series 1997, 5.125%, 7/01/17
6,340	California Statewide Community Development Authority, Certificates of Participation, Catholic	7/10 at 101.00	A-	7,227,980
	Healthcare West, Series 1999, 6.500%, 7/01/20
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
545	5.250%, 7/01/24	7/15 at 100.00	BBB+	561,742
690	5.250%, 7/01/35	7/15 at 100.00	BBB+	700,405
2,000	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,	No Opt. Call	AAA	2,118,680
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured
6,000	Madera County, California, Certificates of Participation, Valley Children's Hospital Project,	3/06 at 101.00	AAA	6,096,720
	Series 1995, 5.750%, 3/15/28 - MBIA Insured
1,050	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series 1997A,	12/07 at 102.00	BBB+	1,098,983
	5.450%, 12/01/10

	Housing/Multifamily - 1.8% (1.1% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley	11/14 at 100.00	N/R	1,051,610
	Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	12/10 at 102.00	N/R	5,243,573
	Project, Series 2000, 6.400%, 12/15/30

	Housing/Single Family - 1.4% (0.9% of Total Investments)
240	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995A-2, 6.350%,	5/06 at 101.00	AAA	241,022
	8/01/15 (Alternative Minimum Tax)
155	California Housing Finance Agency, Single Family Mortgage Bonds, Mezzanine Series 1995B-2, 6.250%,	4/06 at 102.00	AAA	157,333
	8/01/14 (Alternative Minimum Tax)- AMBAC Insured
930	California Housing Finance Agency, Single Family Mortgage Bonds, Senior Series 1995B-2, 6.250%,	4/06 at 102.00	AAA	943,997
	2/01/18 (Alternative Minimum Tax)
3,560	Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy Program Single	4/06 at 101.00	AAA	3,623,582
	Family Mortgage Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative Minimum Tax)

	Industrials - 1.5% (1.0% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	5,238,400
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax) (Mandatory put 12/01/17)

	Tax Obligation/General - 23.0% (15.2% of Total Investments)
4,700	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 - FGIC Insured	5/10 at 101.00	AAA	5,099,547
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	4,031,625
3,700	5.250%, 2/01/21	8/13 at 100.00	A	3,936,060
1,000	5.250%, 2/01/22 - CIFG Insured	8/13 at 100.00	AAA	1,061,110
5,000	5.250%, 2/01/22	8/13 at 100.00	A	5,309,600
	California, General Obligation Bonds, Series 2004:
3,800	5.000%, 2/01/21	2/14 at 100.00	A	3,964,084
3,700	5.125%, 4/01/25	4/14 at 100.00	A	3,873,456
1,850	5.200%, 4/01/26	4/14 at 100.00	A	1,946,034
1,880	Compton Community College District, Los Angeles County, California, General Obligation Bonds,	7/14 at 100.00	AAA	2,040,044
	Series 2004A, 5.250%, 7/01/20 - MBIA Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 - MBIA Insured	5/14 at 100.00	AAA	1,594,186
1,040	5.250%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	1,127,090
1,520	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	1,598,736
	2004, 5.000%, 8/01/23 - FGIC Insured
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B, 5.000%,	5/15 at 100.00	AAA	4,153,600
	5/01/30 - FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	AA	10,586,037
2,425	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	2,539,412
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
6,000	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	No Opt. Call	AAA	2,068,200
	0.000%, 8/01/27 - FGIC Insured
2,200	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	2,302,256
	5.125%, 8/01/21 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
785	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	820,152
825	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	861,284
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	5,712,200
	Insured
7,375	Rancho Santiago Community College District, Orange County, California, General Obligation Bonds,	9/15 at 100.00	AAA	7,695,591
	Series 2005B, 5.000%, 9/01/27 - FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
615	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	644,711
895	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	935,347
1,500	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/15 at 102.00	AAA	1,589,250
	Series 2005, 5.000%, 8/01/25 - MBIA Insured
1,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,044,930
	2002A, 5.000%, 8/01/23 - FSA Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	2,094,720
	Bonds, Series 2003C, 5.000%, 8/01/22 - FGIC Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,938,074
	Bonds, Series 2003B, 5.000%, 8/01/22 - FSA Insured

	Tax Obligation/Limited - 32.7% (21.7% of Total Investments)
2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	AA	3,043,951
	2003, 5.500%, 10/01/23 - RAAI Insured
6,890	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	7,414,811
3,765	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	4,075,048
	East End Project, Series 2002A, 5.250%, 12/01/16 - AMBAC Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga
	State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A-	4,301,960
2,000	5.500%, 6/01/23	6/14 at 100.00	A-	2,145,120
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AAA	3,084,930
	Project, Series 2005, 5.000%, 9/01/30 - AMBAC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds,	10/14 at 100.00	AAA	1,075,928
	School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 - FSA Insured
555	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	584,515
	9/01/20 - XLCA Insured
1,405	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	AAA	1,471,527
	Project Area, Series 2003A, 5.000%, 9/01/20 - AMBAC Insured
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	AAA	3,131,970
	Series 2001, 5.000%, 9/01/21 - AMBAC Insured
3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic Center	10/07 at 102.00	AAA	3,633,482
	Project, Series 1997A, 5.000%, 10/01/27 - MBIA Insured
16,500	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/08 at 101.00	AAA	17,105,550
	Lien Sales Tax Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 - AMBAC Insured
3,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	7/10 at 101.00	AAA	3,179,310
	Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 - FGIC Insured
1,250	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Master	12/15 at 100.00	AAA	1,298,363
	Refunding Project, Series 2005A, 5.000%, 12/01/25 - MBIA Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 - MBIA Insured	8/11 at 100.00	Aaa	2,154,140
3,000	5.000%, 8/01/26 - MBIA Insured	8/11 at 100.00	Aaa	3,070,380
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	2,810,368
	Redevelopment Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office	4/08 at 101.00	AAA	3,734,564
	Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	2,467,302
	Series 2001, 5.250%, 8/01/18 - AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch,	8/12 at 101.00	N/R	1,031,260
	Series 2004A, 5.500%, 8/15/24
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development	No Opt. Call	AAA	3,726,275
	Project, Series 1999, 0.000%, 8/01/23 - AMBAC Insured
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%,	No Opt. Call	AAA	2,435,940
	8/01/26 - AGC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	646,487
	5.000%, 9/01/35 - XLCA Insured
125	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans, Series	2/06 at 100.00	N/R	125,673
	1991A, 8.000%, 2/01/18
1,680	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas,	8/13 at 100.00	AAA	1,791,703
	Series 2003, 5.250%, 8/01/23 - MBIA Insured
4,315	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	4,400,394
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/08 at 102.00	A	10,223,300
	Series 1998, 5.250%, 8/01/29
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	2,307,668
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series	No Opt. Call	AAA	4,886,914
	2003, 5.000%, 6/01/17 - MBIA Insured
	Solano County, California, Certificates of Participation, Series 2002:
2,415	5.250%, 11/01/22 - MBIA Insured	11/12 at 100.00	AAA	2,580,476
1,625	5.250%, 11/01/23 - MBIA Insured	11/12 at 100.00	AAA	1,736,036
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project,	9/15 at 100.00	AAA	7,042,781
	Series 2005, 5.000%, 9/01/35 - MBIA Insured
5,000	West Hollywood, California, Refunding Certificates of Participation, Series 1998, 5.000%,	2/08 at 102.00	AAA	5,174,050
	2/01/25 - MBIA Insured

	Transportation - 18.5% (12.2% of Total Investments)
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	8,918,175
	Series 1999, 0.000%, 1/15/29
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	AAA	8,538,459
	5.000%, 1/01/35 - MBIA Insured
7,500	Los Angeles Harbors Department, California, Revenue Bonds, Series 1996, 6.200%, 8/01/25	8/06 at 101.00	AAA	7,708,425
	(Alternative Minimum Tax) - MBIA Insured
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,115,920
	Project, Series 2003A, 5.000%, 8/15/20 - AMBAC Insured
8,000	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 (Alternative Minimum	5/10 at 100.00	AAA	8,503,440
	Tax) - FGIC Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/10 at 101.00	AAA	21,425,200
	Second Series 2000, Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/11 at 100.00	AAA	5,340,550
	Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 - FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International	5/12 at 100.00	AAA	3,842,679
	Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed*** - 28.0% (18.4% of Total Investments)
13,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	14,986,485
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded to 12/01/09)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North County	1/06 at 100.00	Aaa	3,416,730
	Recycling Center, Series 1991A, 6.750%, 7/01/17
10,000	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 (Pre-refunded	3/10 at 101.00	AAA	11,033,500
	to 3/01/10) - MBIA Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded to 5/01/12) - XLCA Insured	5/12 at 101.00	AAA	2,770,300
9,750	5.125%, 5/01/18 (Pre-refunded to 5/01/12)	5/12 at 101.00	A2***	10,613,070
1,755	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	1,912,037
	Bonds, Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax)
5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2001E,	8/09 at 102.00	AAA	5,706,922
	5.000%, 8/01/25 - FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
2,000	5.625%, 6/01/33 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	2,231,920
2,500	5.625%, 6/01/38 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	2,789,900
5,220	Los Angeles Unified School District, California, General Obligation Bonds, Series 1998B, 5.000%,	7/08 at 101.00	AAA	5,501,358
	7/01/23 (Pre-refunded to 7/01/08) - FGIC Insured
6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D, 5.375%,	7/10 at 100.00	AAA	6,548,942
	7/01/25 (Pre-refunded to 7/01/10) - FGIC Insured
2,270	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds,	8/13 at 100.00	AAA	2,471,372
	Series 2003A, 5.000%, 8/01/20 (Pre-refunded to 8/01/13) - FSA Insured
10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+***	11,106,500
	7/01/31 (Pre-refunded to 7/01/10)
4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	4,306,120
	10/01/32
	Sweetwater Authority, California, Water Revenue Bonds, Series 2002:
2,800	5.500%, 4/01/19 (Pre-refunded to 4/01/10) - FSA Insured	4/10 at 101.00	AAA	3,065,776
9,055	5.000%, 4/01/22 (Pre-refunded to 4/01/10) - FSA Insured	4/10 at 101.00	AAA	9,733,219
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project, Series	3/24 at 100.00	N/R***	2,177,600
	1999A, 5.750%, 3/15/29 (Pre-refunded to 3/15/24)

	Utilities - 12.9% (8.5% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating System,	10/12 at 100.00	AAA	2,167,400
	Series 2002B, 5.250%, 10/01/18 - FSA Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,945,515
	Series 2004, 5.250%, 10/01/21 - MBIA Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	A+	12,175,947
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue	11/13 at 100.00	AAA	4,248,480
	Bonds, Series 2003, 5.250%, 11/01/23 - FSA Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Refunding Bonds, Series	7/11 at 100.00	AAA	5,344,800
	2001A-2, 5.375%, 7/01/20 - MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,266,876
	5.000%, 7/01/21 - MBIA Insured
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%, 2/01/18 -	2/11 at 100.00	AAA	5,591,168
	FSA Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%, 2/01/22 -	2/14 at 100.00	AAA	1,077,173
	AMBAC Insured
1,260	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,303,911
	9/01/31 - XLCA Insured
2,630	Pasadena, California, Electric Works Revenue Bonds, Series 2002, 5.250%, 6/01/21 - MBIA Insured	6/12 at 100.00	AAA	2,815,678
4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	4,716,779
	5.250%, 8/15/19 - FSA Insured
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series 2003-1A,	7/13 at 100.00	AAA	3,634,661
	5.000%, 7/01/20 - AMBAC Insured

	Water and Sewer - 11.8% (7.8% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 - AMBAC	6/14 at 100.00	AAA	1,233,700
	Insured
2,750	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	2,984,105
	5.250%, 7/01/20 - MBIA Insured
5,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 1998A, 5.000%, 6/01/28 - FGIC	6/08 at 101.00	AAA	5,176,550
	Insured
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3, 5.000%,	10/14 at 100.00	AAA	3,900,488
	0/01/29 - MBIA Insured
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	2,128,640
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding Bonds,	No Opt. Call	AAA	2,877,010
	Series 2001, 5.500%, 12/01/20 - AMBAC Insured
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series	11/11 at 100.00	AAA	18,438,290
	2001A, 5.000%, 11/01/24 - FSA Insured
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 - MBIA Insured	4/13 at 100.00	AAA	2,284,130
2,960	5.250%, 10/01/20 - MBIA Insured	4/13 at 100.00	AAA	3,189,163

$520,555	Total Long-Term Investments (cost $510,711,462) - 150.8%			541,619,951

	Short-Term Investments - 0.8% (0.5% of Total Investments)
400	California Department of Water Resources, Power Supply Revenue Bonds, Variable Rate Demand		A-1+	400,000
	Obligations, Series 2002C-7, 3.010%, 5/01/22 - FSA Insured †
1,400	Oxnard Financing Authority, California, Lease Revenue Bonds, Variable Rate Demand Obligations,		A-1+	1,400,000
	Series 2003B, 3.040%, 6/01/33 - AMBAC Insured †
900	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development		A-1+	900,000
	Project, Variable Rate Demand Obligations, Series 2004A, 3.000%, 9/01/35 - AMBAC Insured †

$2,700	Total Short-Term Investments (cost $2,700,000)			2,700,000

	Total Investments (cost $513,411,462) - 151.6%			544,319,951

	Other Assets Less Liabilities - 1.9%			6,653,788

	Preferred Shares, at Liquidation Value - (53.5)%			(192,000,000)

	Net Assets Applicable to Common Shares - 100%			$358,973,739

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $513,537,803.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$31,647,051
Depreciation	(864,903)

Net unrealized appreciation (depreciation) of investments	$30,782,148

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.